Note 8 - Federal Home Loan Bank Advances (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Advances from Federal Home Loan Banks, Total	$ 23,613,000	$ 0
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate at Period End	2.67%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	$ 266,712,000